INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
Schedule of income tax and social contribution taxes

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	23,87%

Schedule of income taxes

	2025	2024	2023
Income tax expenses – current	(4,004.4)	(4,531.0)	(2,077.9)

Deferred tax expenses on temporary differences	705.3	424.2	279.8
Deferred tax on taxes loss carryforward movements in the current period	(134.2)	(533.6)	1,722.6
Total deferred tax (expenses)/income	571.1	(109.4)	2,002.4

Total income tax expenses	(3,433.3)	(4,640.4)	(75.5)

Schedule of reconciliation between the weighted nominal tax rate and the effective tax rate

	2025	2024	2023
Profit before income tax	19,421.7	19,487.3	15,035.9
Adjustments to the taxable basis
Other non-taxable income	(1,174.5)	(497.3)	(919.0)
Government grants related to taxes on sales	(387.5)	(118.1)	(3,011.7)
Share of results of associates and joint ventures	(105.7)	(3.9)	185.3
Non-deductible expenses	641.9	178.8	56.5
Taxation on a universal basis and other adjustments related to foreign subsidiaries	594.2	150.1	1,171.4
	18,990.1	19,196.9	12,518.4
Aggregated weighted nominal tax rate	28.13%	28.70%	28.30%
Taxes payable – nominal rate	(5,342.5)	(5,509.1)	(3,542.3)
Adjustments to tax expenses
Income tax incentives	625.2	445.1	120.4
Deductible interest on capital	1,411.0	1,285.0	3,909.8
Tax savings arising from the amortization of goodwill	3.6	3.6	17.2
Withholding income tax	(201.3)	(887.5)	(489.1)
Recognition/(write-off) of deferred charges on tax losses	(251.4)	(74.5)	100.9
Effects of the application of IAS 29 (hyperinflation)	(22.9)	87.6	(382.3)
Other tax adjustments	345.0	9.4	189.9
Income tax and social contribution expense	(3,433.3)	(4,640.4)	(75.5)
Effective tax rate	17.68%	23.81%	0.50%

Schedule of deferred income tax

	2025			2024
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	6.8	-	6.8	7.3	-	7.3
Intangibles	-	(1,836.5)	(1,836.5)	-	(2,141.9)	(2,141.9)
Employee benefits	786.3	-	786.3	971.6	-	971.6
Trade payables	3,462.2	(2.1)	3,460.1	3,880.2	-	3,880.2
Trade receivables	8.5	(11.0)	(2.5)	35.1	(6.7)	28.4
Derivative financial instruments	65.0	(171.7)	(106.7)	37.7	(246.1)	(208.4)
Interest-bearing loans and borrowings	7.6	-	7.6	8.8	-	8.8
Inventories	390.4	(120.2)	270.2	307.0	(205.9)	101.1
Property, plant and equipment	1,092.2	(1,951.5)	(859.3)	1,189.6	(2,459.0)	(1,269.4)
Withholding tax on undistributed profits and royalties	-	(2,136.2)	(2,136.2)	-	(2,255.0)	(2,255.0)
Investments in associates and joint ventures	-	(383.7)	(383.7)	-	(383.7)	(383.7)
Tax losses carried forward (i)	3,715.5	-	3,715.5	3,849.7	-	3,849.7
Provisions	1,606.4	(0.6)	1,605.8	1,537.9	(4.5)	1,533.4
Impact of IFRS 16 (Leases)	2.9	(78.1)	(75.2)	-	(47.1)	(47.1)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(82.6)	(82.6)	-	(121.6)	(121.6)
Other items	286.1	(163.6)	122.5	289.3	(558.7)	(269.4)
Gross deferred tax assets/(liabilities)	11,429.9	(6,937.8)	4,492.1	12,114.2	(8,430.2)	3,684.0
Netting by taxable entity	(3,025.5)	3,025.5	-	(3,422.5)	3,422.5	-
Net deferred tax assets/(liabilities)	8,404.4	(3,912.3)	4,492.1	8,691.7	(5,007.7)	3,684.0

(i)	Historically, tax authorities have offset tax losses ex-officio in administrative proceedings in which the Company and some of its subsidiaries are involved, resulting in an accumulated offset of R$314.8. This amount is included in the tax credits recognized under the line of tax losses carried forward.

Schedule of deferred tax assets and liabilities

	2025
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	6.8	6.8
Intangibles	(1.4)	(1,835.1)	(1,836.5)
Employee benefits	72.0	714.3	786.3
Trade payables	(242.4)	3,702.5	3,460.1
Trade receivables	(1.9)	(0.6)	(2.5)
Derivative financial instruments	(123.7)	17.0	(106.7)
Interest-bearing loans and borrowings	0.2	7.4	7.6
Inventories	378.5	(108.3)	270.2
Property, plant and equipment	(2.7)	(856.6)	(859.3)
Withholding tax on undistributed profits and royalties	-	(2,136.2)	(2,136.2)
Investments in associates and joint ventures	-	(383.7)	(383.7)
Provisions	794.1	811.7	1,605.8
Impact of IFRS 16 (Leases)	(16.4)	(58.8)	(75.2)
Exclusion of ICMS from PIS/COFINS calculation basis	(82.6)	-	(82.6)
Other items	11.0	111.5	122.5
Total	784.7	(8.1)	776.6

Schedule of deferred tax realization related to tax losses

Deferred tax related to tax losses carried forward	2025
2026	192.2
2027	175.9
2028	490.2
2029 to 2031	1,433.0
2032 onward	1,424.2
Total	3,715.5

Schedule of net change in deferred income tax and social contribution

At December 31, 2023	4,651.2
Recognition of actuarial gains/(losses)	(23.2)
Cash flow hedge – gains/(losses)	(423.1)
Gains/(losses) on cumulative translation adjustments [CTA]	879.8
Recognized in other comprehensive income	433.5
Recognized in the income statement	(109.4)
Changes recognized directly in the balance sheet	(1,291.3)
Recognized in deferred tax	(889.1)
Effects of the application of IAS 29 (hyperinflation)	(889.1)
Recognized in the other balance sheet group	(402.2)
At December 31, 2024	3,684.0
Recognition of actuarial gains/(losses)	0.4
Investment hedges – Obligations related to the acquisition of a non-controlling interest	(53.6)
Cash flow hedge – gains/(losses)	268.5
Gains/(losses) on cumulative translation adjustments [CTA]	312.8
Recognized in other comprehensive income	528.1
Recognized in the income statement	571.1
Changes recognized directly in the balance sheet	(291.1)
Recognized in deferred tax	(335.7)
Effects of the application of IAS 29 (hyperinflation)	(335.7)
Recognized in the other balance sheet group	44.6
At December 31, 2025	4,492.1